SCHEDULE OF DETAILED INFORMATION ABOUT INTANGIBLE ASSETS (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
IfrsStatementLineItems [Line Items]
At end of financial year	$ 68,109	$ 93,050	$ 12,413
At beginning of financial year		12,413
Amortization charge		13,199	6,396
Intellectual properties licenses [member]
IfrsStatementLineItems [Line Items]
At end of financial year		7,276	7,918
At beginning of financial year		7,918
Amortization charge		642	4,209
Computer software [member]
IfrsStatementLineItems [Line Items]
At end of financial year		1,980	4,140
At beginning of financial year		4,140
Amortization charge		2,160	2,187
Other intangible assets [member]
IfrsStatementLineItems [Line Items]
At end of financial year		51,122
At beginning of financial year
Amortization charge
Licences and franchises [member]
IfrsStatementLineItems [Line Items]
At end of financial year		32,317
At beginning of financial year
Amortization charge		10,397
Gross carrying amount [member] | Intellectual properties licenses [member]
IfrsStatementLineItems [Line Items]
At end of financial year		62,060	62,060
At beginning of financial year		62,060
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
At end of financial year		11,793	11,737
At beginning of financial year		11,737	11,794
Currency realignment		56	(57)
Gross carrying amount [member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
At end of financial year		51,122
At beginning of financial year
Currency realignment		51,122
Gross carrying amount [member] | Licences and franchises [member]
IfrsStatementLineItems [Line Items]
At end of financial year		43,089
At beginning of financial year
Currency realignment		43,089
Accumulated depreciation [member] | Intellectual properties licenses [member]
IfrsStatementLineItems [Line Items]
At end of financial year		54,784	54,142
At beginning of financial year		54,142	49,933
Amortization charge		642	4,209
Accumulated depreciation [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
At end of financial year		9,813	7,597
At beginning of financial year		7,597	5,467
Amortization charge		2,160	2,187
Currency realignment		56	(57)
Accumulated depreciation [member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
At end of financial year
At beginning of financial year
Accumulated depreciation [member] | Licences and franchises [member]
IfrsStatementLineItems [Line Items]
At end of financial year		10,772
At beginning of financial year
Amortization charge		10,397
Currency realignment		$ 375